Property and Equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property and equipment, net
Property, plant and equipment, gross	¥ 31,398,275	¥ 23,118,132
Accumulated depreciation	(6,468,378)	(4,552,971)
Property and equipment, net	24,929,897	18,565,161		$ 3,912,045
Depreciation expenses	2,102,310	1,758,638	¥ 1,210,040
Pending title of certificates buildings, net	6,555,658	2,272,711
Buildings
Property and equipment, net
Property, plant and equipment, gross	11,728,192	6,940,154
Machinery and equipment
Property and equipment, net
Property, plant and equipment, gross	6,378,741	5,055,601
Leasehold improvements
Property and equipment, net
Property, plant and equipment, gross	769,215	599,300
Vehicles
Property and equipment, net
Property, plant and equipment, gross	6,184,635	5,591,138
Furniture, office and electric equipment
Property and equipment, net
Property, plant and equipment, gross	765,551	619,007
Construction in progress
Property and equipment, net
Property, plant and equipment, gross	¥ 5,571,941	¥ 4,312,932